THE ADVISORS’ INNER CIRCLE FUND II

Kopernik International Fund

(the “Fund”)

Supplement dated June 6, 2023 to:

•	The Fund’s Prospectus dated March 1, 2023, as supplemented (the “Prospectus”); and
•	The Fund’s Summary Prospectus dated March 1, 2023 (the “Summary Prospectus”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Mark McKinney, a portfolio manager of the Fund, has retired from Kopernik Global Investors, LLC (“Kopernik”), the Fund’s investment adviser. In connection therewith, Alissa Corcoran, Deputy Chief Investment Officer and Director of Research of Kopernik, has been added as a portfolio manager of the Fund. David B. Iben, Chief Investment Officer of Kopernik, will continue to serve as a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1. All references to Mr. McKinney are hereby deleted from the Summary Prospectus and Prospectus.

2. The following is hereby added to the “Portfolio Managers” section of the Summary Prospectus and the corresponding section of the Prospectus:

Alissa Corcoran, Deputy Chief Investment Officer, Director of Research and Co-Portfolio Manager, has managed the Fund since June 2023.

3. In the “Portfolio Managers” section of the Prospectus, the disclosure relating to Ms. Corcoran is hereby deleted and replaced with the following:

Alissa Corcoran serves as Co-Portfolio Manager of the Global All-Cap Fund and International Fund. She is the Deputy Chief Investment Officer and Director of Research of the Adviser.

Ms. Corcoran has been working in the investment industry for over a decade, including previously as an analyst at Vinik Asset Management. She has a bachelor’s degree in biochemistry from Bates College and received her M.B.A. from the University of Southern California’s Marshall School of Business. Ms. Corcoran has earned the Chartered Financial Analyst designation, and is a member of CFA Institute.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KGI-SK-009-0300

THE ADVISORS’ INNER CIRCLE FUND II

Kopernik International Fund

(the “Fund”)

Supplement dated June 6, 2023 to the Fund’s

Statement of Additional Information dated March 1, 2023, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Mark McKinney, a portfolio manager of the Fund, has retired from Kopernik Global Investors, LLC (“Kopernik”), the Fund’s investment adviser. In connection therewith, Alissa Corcoran, Deputy Chief Investment Officer and Director of Research of Kopernik, has been added as a portfolio manager of the Fund. David B. Iben, Chief Investment Officer of Kopernik, will continue to serve as a portfolio manager of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1. All references to Mr. McKinney are hereby deleted from the SAI.

2. The row relating to Ms. Corcoran in the “Fund Shares Owned by the Portfolio Managers” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Alissa Corcoran*	Over $1,000,000 (Kopernik Global All-Cap Fund)**

*	Valuation date is March 31, 2023.
**	As of March 31, 2023, Ms. Corcoran had significant assets invested in other investment vehicles managed by the Adviser that have substantially similar investment strategies to those of a Fund or other Kopernik strategies.

3. The row relating to Ms. Corcoran in the “Other Accounts” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Alissa Corcoran*	3**	$2,756.8**	4***	$1,842.1***	4	$924.7

*	Valuation date is March 31, 2023.
**	Shareholders of certain classes of shares of these accounts, representing $116.4 million in assets, pay a performance-based fee.
***	Shareholders of certain classes of shares of these accounts, representing $41.9 million in assets, pay a performance-based fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KGI-SK-009-0400